Other financial disclosures (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Financial Disclosures [Abstract]
Purchase agreements	€ 9,146,000	€ 59,537,000
Short term financial obligations	983
Long-term contract	€ 3,400,000	€ 4,194,000